February 13, 2004

VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:	Division of Investment Management

RE: Merrill Lynch Municipal Intermediate Term Fund
     Of Merrill Lynch Municipal Series Trust
Post-Effective Amendment No.22
to the Registration Statement on Form N-1A
Securities Act File No. 33-8058
Investment Company Act No. 811-4802

Ladies and Gentlemen:


Pursuant to Rule 497(j) under the Securities Act of 1933,
as amended the "1933 Act", Merrill Lynch Municipal Intermediate
Term Fund of  Merrill Lynch Municipal Series Trust the "Fund"
hereby certifies   that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 22 to the Fund's Registration Statement on Form N-1A: and

(2) the text of Post-Effective Amendment No. 22 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange
      Commission on February 11, 2004.

Very truly yours,

Merrill Lynch Municipal Intermediate Term Fund
Of Merrill Lynch Municipal Series Trust



______________________
Philip S. Gillespie
Secretary of the Fund